INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2021
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Schedule of percentage participation using the equity method of accounting
At June 30, 2021, June 30, 2020 and December 31, 2020 the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2021	June 30, 2020	December 31, 2020
River Box Holding Inc. ("River Box")	49.90%	†	49.90%
SFL Deepwater Ltd (“SFL Deepwater”)	*	100.00%	*
SFL Hercules Ltd (“SFL Hercules”)	100.00%	100.00%	100.00%
SFL Linus Ltd (“SFL Linus”)	*	100.00%	*

† River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, in relation to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party and has accounted for the remaining 49.9% ownership in River Box using the equity method.

* SFL Hercules and SFL Linus own the drilling units West Hercules and West Linus respectively which are on charter to subsidiaries of Seadrill. SFL Deepwater owns the drilling unit West Taurus which was also on charter to a subsidiary of Seadrill until the first quarter of 2021. All three entities were previously determined to be variable interest entities in which the Company was not the primary beneficiary and thus accounted for using the equity method. In October 2020, the Company was determined to be the primary beneficiary of SFL Linus and SFL Deepwater following changes to the financing agreements and as a result of defaults by Seadrill. Therefore, from October 2020 these two subsidiaries were consolidated by the Company.

Schedule of summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2021
(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%	100.00%
Current assets	21,617	13,602	8,015
Non-current assets	517,381	253,457	263,924
Total assets	538,998	267,059	271,939
Current liabilities	30,618	12,921	17,697
Non-current liabilities	479,239	237,487	241,752
Total liabilities	509,857	250,408	259,449
Total stockholders’ equity	29,141	16,651	12,490

	As of December 31, 2020
(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%	100.00%
Current assets	34,763	12,475	22,288
Non-current assets	513,918	258,865	255,053
Total assets	548,681	271,340	277,341
Current liabilities	199,255	12,569	186,686
Non-current liabilities	322,129	243,219	78,910
Total liabilities	521,384	255,788	265,596
Total stockholders’ equity	27,297	15,552	11,745

Summarized statement of operations information of the Company’s equity method investees is as follows:

	Six months ended June 30, 2021
(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%	100.00%
Operating revenues	20,141	10,076	10,065
Net operating revenues	15,082	10,065	5,017
Net income	2,564	1,819	745

	Six months ended June 30, 2020
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Share presented		100.00%	100.00%	100.00%
Operating revenues	28,315	8,207	8,157	11,951
Net operating revenues	28,315	8,207	8,157	11,951
Net income/(loss)	6,246	(721)	2,341	4,626

Schedule of allowance for expected credit losses in associates
Movements in the six months ended June 30, 2021 in the allowance for expected credit losses can be summarized as follows:

(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%	100.00%
Balance at December 31, 2020	3,421	786	2,635
Reclassification to owned vessels within the associate	(1,896)	—	(1,896)
Allowance recorded in net income of associated companies	(551)	(381)	(170)
Balance at June 30, 2021	974	405	569